STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended									3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2013 stock_based_compensation_plan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Restricted Stock, Performance Stock and Contract Stock	Dec. 31, 2012 Restricted Stock, Performance Stock and Contract Stock	Dec. 31, 2011 Restricted Stock, Performance Stock and Contract Stock	Dec. 31, 2013 Deferred Stock Units (SUs) Executive Chairman	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2013 Restricted Stock Units (RSUs) Non Former Chief Executive Officer	Oct. 31, 2010 Restricted Stock Units (RSUs) Chief Executive Officer Current Chief Executive Officer	Dec. 31, 2013 Restricted Stock Units (RSUs) Chief Executive Officer Current Chief Executive Officer	Dec. 31, 2013 2000 and 2001 Plan	May 31, 2010 2003 Plan	Jul. 31, 2008 2003 Plan	Dec. 31, 2013 2003 Plan	Dec. 31, 2013 Employee Stock Purchase Plan	Dec. 31, 2012 Employee Stock Purchase Plan	Dec. 31, 2011 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)															2,000,000			6,500,000	1,500,000
Shares available for purchase (in shares)	2,000,000																		1,000,000
Shares issued (in shares)														34,868					6,309	6,315	8,523
ESPP proceeds received																			$ 300,000	$ 200,000	$ 200,000
Discount percentage available to participants																			5.00%
Number of stock-based compensation plans	3
Increase in authorized shares (in shares)																1,750,000	750,000
Stock options exercisable for officers, directors and employees, vesting period, in years				4 years
Stock options exercisable for employees, expiration period, in years					6 years
Stock options exercisable for directors, expiration period, in years				6 years	10 years
Award vesting period											3 years
Dividend yield	0.00%	0.00%	0.00%
Intrinsic value of options exercised in period			1,400,000
Weighted average grant date fair value of options granted (in dollars per share)	$ 13.86	$ 12.18	$ 19.18
Cash received from option exercises	2,300,000	700,000	3,700,000
Requisite service periods of performance stock, restricted stock and contract stock awards, in years							3 years
Total unrecognized compensation costs related to unvested awards						1,300,000	11,100,000
Weighted-average period for cost recognition, in years						1 year	2 years
Share-based compensation expense recognized	10,393,000	9,051,000	26,805,000				9,200,000	7,700,000	24,500,000				1,500,000
Fair value of shares vested							$ 6,500,000	$ 6,700,000	$ 29,700,000
Distribution of common stock to individual (in shares)										1,670,000
Non issued vested restricted stock units (in shares)												200,000